Goodwill - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Description of basis on which unit's recoverable amount has been determined	The recoverable amount of the drug development CGU is determined based on a value in use calculation which uses cash flow projections based on observable market comparables for drug compounds within the CGU over a period of twenty years covering drug discovery, development, approval and marketing, and a post-tax discount rate of 18.5% (2022: 17%).
Post-tax discount rate	18.50%	17.00%
Growth rates	0.00%